CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 21,044	$ 1,514	$ (1,953)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash compensation expense related to stock options	512	474	401
Depreciation of vessels	26,474	9,118	0
Amortization of deferred finance charges	2,423	1,378	0
Equity in net loss on equity method investment	11	0	0
Change in assets and liabilities:
Accounts receivable	(438)	(811)	0
Amounts due to/from related parties	0	(2,696)	0
Accounts payable	(872)	485	444
Accrued expenses	4,259	1,028	(60)
Other current and non-current assets	263	(5,036)	(539)
Other current liabilities	2,164	1,020	261
Net cash provided by (used in) operating activities	55,840	6,474	(1,446)
Cash flows from investing activities
Additions to newbuildings	(313,054)	(413,055)	(78,198)
Acquisition of equity method investment	(305)	0	0
Net cash used in investing activities	(313,359)	(413,055)	(78,198)
Cash flows from financing activities
Proceeds from issuance of common shares, net of paid issuance costs	0	62,193	(513)
Proceeds from issuance of long-term and short-term debt (net of deferred finance charges paid to lender)	295,500	391,415	69,826
Other deferred finance charges paid	(2,314)	(3,952)	(1,690)
Proceeds from issuance of long-term debt from related party	0	1,020	1,000
Repayment of long-term debt from related party	0	(2,020)	0
Repayment of long-term and short-term debt	(21,218)	(16,785)	0
Payment of cash distributions	(20,633)	0	0
Net cash provided by financing activities	251,335	431,871	68,623
Net increase/(decrease) in cash, cash equivalents and restricted cash	(6,184)	25,290	(11,021)
Cash and cash equivalents at the beginning of the year	25,553	263	11,284
Cash and cash equivalents at the end of the year	19,369	25,553	263
Supplementary disclosure of cash flow information
Non-cash additions in respect of newbuildings	0	0	(13,683)
Issuance of liabilities for newbuilding installments	0	0	13,683
Interest paid, net of capitalized interest	$ (40,287)	$ (12,992)	$ 0